NOTE 8 - Leases: Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities	$ 382
Lease liabilities	772	$ 382
Building
Lease liabilities	1,737	1,944
Increase through new leases, liabilities arising from financing activities	8,194	161
Payments of lease liabilities, classified as financing activities	(511)	(423)
Interest expense on lease liabilities	663	113
Lease Liabilities, Foreign Exchange Movements	40	(58)
Lease liabilities	9,754	1,737
Increase (Decrease) in Operating Lease Liability	(751)
Lease Liabilities, Index adjustments	382
Vehicles
Lease liabilities	70	66
Increase through new leases, liabilities arising from financing activities	143	68
Payments of lease liabilities, classified as financing activities	(68)	(57)
Interest expense on lease liabilities	8	3
Lease Liabilities, Foreign Exchange Movements	2	(10)
Lease liabilities	159	70
Increase (Decrease) in Operating Lease Liability	0
Lease Liabilities, Index adjustments	4
Property, Plant and Equipment, Other Types
Lease liabilities	1,807	2,010
Increase through new leases, liabilities arising from financing activities	8,337	229
Payments of lease liabilities, classified as financing activities	(579)	(480)
Interest expense on lease liabilities	671	116
Lease Liabilities, Foreign Exchange Movements	42	(68)
Lease liabilities	9,913	$ 1,807
Increase (Decrease) in Operating Lease Liability	(751)
Lease Liabilities, Index adjustments	$ 386